Related Party Transactions and Balances - Schedule of Payable for Shares (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AED (د.إ)	Dec. 31, 2024 AED (د.إ)
Related Party Transactions and Balances [Line Items]
Payable for ordinary share (note 2)	$ 27,233	د.إ 100,000	د.إ 100,000
Payable for shares	$ 27,233	د.إ 100,000	د.إ 100,000